Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 04, 2017
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Central Index Key	dei_EntityCentralIndexKey	0001112996
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 04, 2017
Prospectus Date	rr_ProspectusDate	Apr. 04, 2017